Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	ttd
Entity Registrant Name	TRADE DESK, INC.
Entity Central Index Key	0001671933
Entity Filer Category	Non-accelerated Filer